Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,393,280
Previously Paid Amount	0.00
Total Fee Amount	672.61
Total Offset Amount	0.00
Net Fee	672.61
Narrative - Max Aggregate Offering Price	$ 4,393,280
Final Prospectus	true